FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Exchange rate risk (Details) € in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) R$ / ¥ R$ / € R$ / $ item	Dec. 31, 2018 USD ($) R$ / ¥ R$ / € R$ / $	Dec. 31, 2018 BRL (R$) R$ / ¥ R$ / € R$ / $	Dec. 31, 2017 BRL (R$)
Composition of balances in foreign currency and sensitivity analysis
Financial assets			R$ 40,114,344	R$ 57,885,123
Financial liabilities			R$ 60,513,440	R$ 67,431,966
Exchange rate risk
Composition of balances in foreign currency and sensitivity analysis
Number of scenarios considered | item	4
Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Number of scenarios considered | item	2
Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Number of scenarios considered | item	2
USD
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	3.8748	3.8748	3.8748
USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets		$ 2,051,639,000	R$ 7,949,689
USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Financial assets		465,499,000	1,803,717
USD | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		3,191,164,000	12,363,206
USD | Risk of exchange rate depreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets		2,051,639,000	7,949,689
USD | Risk of exchange rate depreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Financial assets		465,499,000	1,803,717
USD | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		$ 3,191,164,000	12,363,206
EURO | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	€ 55,145		244,707
EURO | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial assets			244,707
Financial liabilities | €	€ 55,145
Scenario I - Likely | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			91,012
Scenario I - Likely | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ 91,012
Scenario I - Likely | USD
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	3.740	3.740	3.740
Scenario I - Likely | USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ 88,944
Scenario I - Likely | USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			(276,561)
Scenario I - Likely | USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			(62,749)
Scenario I - Likely | USD | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			428,254
Scenario I - Likely | USD | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			88,944
Foreign exchange rates
Assumed foreign exchange rate | $		3.740
Scenario I - Likely | USD | Risk of exchange rate depreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			(276,561)
Scenario I - Likely | USD | Risk of exchange rate depreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			(62,749)
Scenario I - Likely | USD | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ 428,254
Scenario I - Likely | EURO
Foreign exchange rates
Assumed foreign exchange rate | R$ / €	4.400	4.400	4.400
Scenario I - Likely | EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ 2,068
Scenario I - Likely | EURO | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			2,068
Scenario I - Likely | EURO | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ 2,068
Foreign exchange rates
Assumed foreign exchange rate | R$ / €	4.400	4.400	4.400
Scenario I - Likely | EURO | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ 2,068
Scenario I - Likely | IENE
Foreign exchange rates
Assumed foreign exchange rate | R$ / ¥	0.034	0.034	0.034
Scenario I - Likely | IENE | Risk of exchange rate depreciation:
Foreign exchange rates
Assumed foreign exchange rate | R$ / ¥	0.034	0.034	0.034
Scenario (25%) | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ (599,862)
Scenario (25%) | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ 781,886
Scenario (25%) | USD
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	4.675	4.675	4.675
Scenario (25%) | USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ (541,270)
Scenario (25%) | USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			1,641,721
Scenario (25%) | USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			372,493
Scenario (25%) | USD | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			(2,555,484)
Scenario (25%) | USD | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			719,158
Foreign exchange rates
Assumed foreign exchange rate | $		2.805
Scenario (25%) | USD | Risk of exchange rate depreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			(2,194,843)
Scenario (25%) | USD | Risk of exchange rate depreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			(497,991)
Scenario (25%) | USD | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ 3,411,992
Scenario (25%) | EURO
Foreign exchange rates
Assumed foreign exchange rate | R$ / €	5.500	5.500	5.500
Scenario (25%) | EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ (58,592)
Scenario (25%) | EURO | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			(58,592)
Scenario (25%) | EURO | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ 62,728
Foreign exchange rates
Assumed foreign exchange rate | R$ / €	3.300	3.300	3.300
Scenario (25%) | EURO | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ 62,728
Scenario (25%) | IENE
Foreign exchange rates
Assumed foreign exchange rate | R$ / ¥	0.043	0.043	0.043
Scenario (25%) | IENE | Risk of exchange rate depreciation:
Foreign exchange rates
Assumed foreign exchange rate | R$ / ¥	0.026	0.026	0.026
Scenario (50%) | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ (1,290,736)
Scenario (50%) | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ 1,472,760
Scenario (50%) | USD
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	5.610	5.610	5.610
Scenario (50%) | USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ (1,171,484)
Scenario (50%) | USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			3,560,003
Scenario (50%) | USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			807,735
Scenario (50%) | USD | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			(5,539,222)
Scenario (50%) | USD | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			1,349,372
Foreign exchange rates
Assumed foreign exchange rate | $		1.870
Scenario (50%) | USD | Risk of exchange rate depreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			(4,113,125)
Scenario (50%) | USD | Risk of exchange rate depreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			(933,233)
Scenario (50%) | USD | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ 6,395,730
Scenario (50%) | EURO
Foreign exchange rates
Assumed foreign exchange rate | R$ / €	6.600	6.600	6.600
Scenario (50%) | EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ (119,252)
Scenario (50%) | EURO | Risk of exchange rate appreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			(119,252)
Scenario (50%) | EURO | Risk of exchange rate depreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ 123,387
Foreign exchange rates
Assumed foreign exchange rate | R$ / €	2.200	2.200	2.200
Scenario (50%) | EURO | Risk of exchange rate depreciation: | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis			R$ 123,387
Scenario (50%) | IENE
Foreign exchange rates
Assumed foreign exchange rate | R$ / ¥	0.051	0.051	0.051
Scenario (50%) | IENE | Risk of exchange rate depreciation:
Foreign exchange rates
Assumed foreign exchange rate | R$ / ¥	0.017	0.017	0.017